Accrued Expenses	12 Months Ended
Dec. 31, 2010
Accrued Expenses [Abstract]
Accrued expenses
16.	Accrued expenses
Accrued expenses consisted of the following:

	As of December	As of December
	31,	31,
	2009	2010
	RMB	RMB
Professional service fees	12,773	18,956
Interest	764	2,680
Utilities	3,750	7,337
Customs clearing charges	33	19,721
Others	3,793	13,182

Total accrued expenses	21,113	61,876